Basic and diluted loss per share	12 Months Ended
Dec. 31, 2025
Basic and diluted loss per share.
Basic and diluted loss per share

Note 25. Basic and diluted loss per share

Basic earnings (loss) per share are calculated by dividing net income (loss) attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the year.

	Year ended December 31,
in euros except net result (in thousands of euros)	2023	2024	2025
Net loss for the period	(110,426)	(184,212)	(354,138)
Weighted average number of shares outstanding used to calculate basic/diluted loss per share (1)	45,351,799	59,778,701	186,801,792
Basic/diluted loss per share	(2.43)	(3.08)	(1.90)
(1)	In accordance with IAS 33.19, basic/diluted earnings per share exclude treasury shares held by the Group as of December 31, 2025. In accordance with IAS 33.24, issued T1 BSAs, T1bis BSAs and T2 BSAs are included at the denominator as these are exercisable for little or no consideration after vesting.

As the Company recorded a loss in 2023, 2024 and 2025, diluted earnings (loss) per share are identical to basic earnings (loss) per share. Share-based payment plans (BSAs, BSPCEs, AGAs, SOs and PAGUPs) are not included as their effects would be anti-dilutive.